Note 22 - Wilson Bank Holding Company - Parent Company Financial Information - Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended															12 Months Ended
	Dec. 31, 2019		Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019		Dec. 31, 2018		Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Cash paid to suppliers and other																$ 69,681		$ 64,186		$ 57,643
Net cash provided by operating activities																36,077		40,773		42,667
Net cash provided by investing activities																(177,616)		(232,563)		(89,494)
Dividends paid																11,725		9,447		6,729
Proceeds from exercise of stock options																775		394		152
Repurchase of common stock																(1,629)		0		0
Net cash used in financing activities																202,118		195,463		94,427
Net earnings	$ 7,972		$ 10,266	$ 9,516	$ 8,290		$ 9,833		$ 7,972	$ 7,309	$ 7,480	$ 3,574	$ 6,469	$ 6,988	$ 6,495	36,044		32,594		23,526
Increase (decrease) in taxes payable																339		(1,526)		(42)
Increase in deferred taxes																206		248		607
Share-based compensation expense																347		1,237		692
Total adjustments																33		8,179		19,141
Parent Company [Member]
Cash paid to suppliers and other																(383)		(367)		(447)
Tax benefits received																177		181		169
Net cash provided by operating activities																(206)		(186)		(278)
Dividends received from commercial bank subsidiary																2,800		3,000		1,500
Net cash provided by investing activities																2,800		3,000		1,500
Payments made to stock appreciation rights holders																(9)		(61)		0
Dividends paid																(11,725)		(9,447)		(6,729)
Proceeds from sale of stock pursuant to dividend reinvestment plan																9,134		7,470		5,266
Proceeds from exercise of stock options																775		394		152
Repurchase of common stock																(1,629)		0		0
Net cash used in financing activities																(3,454)		(1,644)		(1,311)
Net increase (decrease) in cash and cash equivalents																(860)		1,170		(89)
Cash and cash equivalents at beginning of year					$ 2,759	[1]					$ 1,589				$ 1,678	2,759	[1]	1,589		1,678
Cash and cash equivalents at end of year	$ 1,899	[1]					$ 2,759	[1]				$ 1,589				1,899	[1]	2,759	[1]	1,589
Net earnings																36,044		32,594		23,526
Equity in earnings of commercial bank subsidiary																(36,925)		(33,731)		(24,306)
Increase (decrease) in taxes payable																45		5		(12)
Increase in deferred taxes																(156)		(291)		(178)
Share-based compensation expense																786		1,237		692
Total adjustments																$ (36,250)		$ (32,780)		$ (23,804)

[1]	Eliminated in consolidation.